Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Taxes [Abstract]
Schedule of deferred tax assets

	For the Years Ended December 31,
	2015	2014

Current:
Accrued expenses	$31,156	$38,900

Non-current:
Stock compensation	132,645	90,794

Net operating loss carryforward	2,989,634	1,596,600

Research and development credit carryforward	100,480	20,890

Total deferred tax asset	3,253,915	1,747,184

Valuation allowance	(3,253,915)	(1,747,184)

Deferred tax asset, net of valuation allowance	$-	$-

Schedule of statutory federal income tax rate

	For the Years Ended December 31,
	2015	2014
U.S. statutory federal rate	(34.0)%	(34.0)%
State income taxes, net of federal tax benefit	(5.4)%	(5.6)%
Permanent differences	2.6%	1.5%
Prior year true-ups	-%	(0.1)%
R&D tax credit	(2.1)%	(0.6)%
Change in valuation allowance	38.9%	38.8%
Income tax provision (benefit)	-%	-%

Schedule of income tax provision

	For the Years Ended December 31,
	2015	2014
Federal
Current	$-	$-
Deferred	(1,190,022)	(550,708)
State and local
Current	-	-
Deferred	(316,709)	(154,199)
Change in valuation allowance	1,506,731	704,907
Income tax provision (benefit)	$-	$-